10. Subsequent Events (Details)	12 Months Ended
Dec. 31, 2019 USD ($) shares
Event 1
Subsequent Event, Date	Jan. 13, 2020
Subsequent Event, Description	Company issued 358,334 common shares for proceeds of $215,000
Stock Issued During Period, Shares, New Issues | shares	358,334
Stock Issued | $	$ 215,000
Event 2
Subsequent Event, Date	Feb. 27, 2020
Subsequent Event, Description	Company issued 41,667 common shares for proceeds of $25,000
Stock Issued During Period, Shares, New Issues | shares	41,667
Stock Issued | $	$ 25,000
Event 3
Subsequent Event, Date	Mar. 25, 2020
Subsequent Event, Description	Company issued 333,335 common shares for proceeds of $200,000
Stock Issued During Period, Shares, New Issues | shares	333,335
Stock Issued | $	$ 200,000
Event 4
Subsequent Event, Date	Mar. 25, 2020
Subsequent Event, Description	Company issued 16,521 common shares to settle outstanding accounts payable
Stock Issued During Period, Shares, New Issues | shares	16,521
Stock Issued | $	$ 9,912
Event 5
Subsequent Event, Date	Apr. 10, 2020
Subsequent Event, Description	Company made an additional payment of $500,000 relating to the Bonanza Project